MD&A - Risk management and control - Market Risk (Detail 2) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
-200 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	SFr (200.4)	SFr 517.1
-200 bps | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	144.8	730.5
-200 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	32.9	26.3
-200 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(272.4)	(238.8)
-200 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(106.2)	(1.2)
-200 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(31.8)	(13.0)
-200 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(142.0)	(109.0)
-200 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(57.6)	(184.5)
-200 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	26.6	823.2
-200 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	4.4	0.5
-100 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(162.5)	149.4
-100 bps | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	59.1	325.8
-100 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	18.3	14.3
-100 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(188.1)	(192.3)
-100 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(52.1)	1.2
-100 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(31.8)	(13.0)
-100 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(90.5)	(91.9)
-100 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(55.4)	(103.0)
-100 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	14.4	358.9
-100 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.8	(1.7)
+1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.0	(3.1)
+1 bp | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(1.8)	(2.9)
+1 bp | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(0.2)	(0.1)
+1 bp | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	1.4	0.0
+1 bp | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.5	(0.1)
+1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	1.0	0.5
+1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.2	0.0
+1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.1	(0.1)
+1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(1.3)	(3.4)
+1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.0	0.0
+100 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(6.0)	(318.1)
+100 bps | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(175.5)	(286.4)
+100 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(15.4)	(12.7)
+100 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	138.6	(10.6)
+100 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	46.6	(7.3)
+100 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	97.7	44.8
+100 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	15.2	(2.5)
+100 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	11.2	(9.9)
+100 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(135.1)	(347.2)
+100 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	5.0	(3.3)
+200 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(26.7)	(651.6)
+200 bps | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(362.3)	(583.8)
+200 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(30.8)	(25.9)
+200 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	279.8	(24.2)
+200 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	87.3	(15.6)
+200 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	191.2	89.3
+200 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	31.1	(2.6)
+200 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	21.3	(27.7)
+200 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(280.6)	(704.3)
+200 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	10.3	(6.3)
UBS AG | -200 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(200.4)	517.1
UBS AG | -200 bps | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	144.8	730.5
UBS AG | -200 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	32.9	26.3
UBS AG | -200 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(272.4)	(238.8)
UBS AG | -200 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(106.2)	(1.2)
UBS AG | -200 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(31.8)	(13.0)
UBS AG | -200 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(142.0)	(109.0)
UBS AG | -200 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(57.6)	(184.5)
UBS AG | -200 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	26.6	823.2
UBS AG | -200 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	4.4	0.5
UBS AG | -100 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(162.5)	149.4
UBS AG | -100 bps | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	59.1	325.8
UBS AG | -100 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	18.3	14.3
UBS AG | -100 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(188.1)	(192.3)
UBS AG | -100 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(52.1)	1.2
UBS AG | -100 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(31.8)	(13.0)
UBS AG | -100 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(90.5)	(91.9)
UBS AG | -100 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(55.4)	(103.0)
UBS AG | -100 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	14.4	358.9
UBS AG | -100 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.8	(1.7)
UBS AG | +1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.0	(3.1)
UBS AG | +1 bp | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(1.8)	(2.9)
UBS AG | +1 bp | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(0.2)	(0.1)
UBS AG | +1 bp | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	1.4	0.0
UBS AG | +1 bp | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.5	(0.1)
UBS AG | +1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	1.0	0.5
UBS AG | +1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.2	0.0
UBS AG | +1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.1	(0.1)
UBS AG | +1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(1.3)	(3.4)
UBS AG | +1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	0.0	0.0
UBS AG | +100 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(6.0)	(318.1)
UBS AG | +100 bps | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(175.5)	(286.4)
UBS AG | +100 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(15.4)	(12.7)
UBS AG | +100 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	138.6	(10.6)
UBS AG | +100 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	46.6	(7.3)
UBS AG | +100 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	97.7	44.8
UBS AG | +100 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	15.2	(2.5)
UBS AG | +100 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	11.2	(9.9)
UBS AG | +100 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(135.1)	(347.2)
UBS AG | +100 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	5.0	(3.3)
UBS AG | +200 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(26.7)	(651.6)
UBS AG | +200 bps | of which: Wealth Management Americas
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(362.3)	(583.8)
UBS AG | +200 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(30.8)	(25.9)
UBS AG | +200 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	279.8	(24.2)
UBS AG | +200 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	87.3	(15.6)
UBS AG | +200 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	191.2	89.3
UBS AG | +200 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	31.1	(2.6)
UBS AG | +200 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	21.3	(27.7)
UBS AG | +200 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	(280.6)	(704.3)
UBS AG | +200 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	SFr 10.3	SFr (6.3)